TAXATION - Deferred tax assets and liabilities (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2024 USD ($)
TAXATION
Total deferred tax assets - net	Rp 3,437	Rp 4,220		$ 214
Total deferred tax liabilities - net	(992)	(841)		$ (62)
(Charged) credited to profit or loss	(798)	9
Temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities have not been recognized	Rp 84,079	79,511	Rp 23,652
Change in tax rate	3.00%
The Company
TAXATION
(Charged) credited to profit or loss	Rp (608)	(503)
Deferred tax assets and liabilities	Rp 1,917	Rp 2,532
Applicable tax rate	19.00%	19.00%	19.00%
The Company | Allowances for expected credit losses
TAXATION
Deferred tax assets	Rp 770	Rp 831
(Charged) credited to profit or loss	(61)	(54)
The Company | Net periodic pension and other post-employment benefits costs
TAXATION
Deferred tax assets	781	822
(Charged) credited to profit or loss	(34)	(196)
The Company | Difference between accounting and tax bases of property and equipment
TAXATION
Deferred tax assets		430
(Charged) credited to profit or loss	(481)	(285)
Deferred tax liabilities	(51)
The Company | Provision for employee benefits
TAXATION
Deferred tax assets	276	299
(Charged) credited to profit or loss	(23)	7
The Company | Deferred installation fee
TAXATION
Deferred tax assets	25	21
(Charged) credited to profit or loss	4	1
The Company | Accrued expenses
TAXATION
Deferred tax assets		24
(Charged) credited to profit or loss	(24)
The Company | Leases
TAXATION
Deferred tax assets	1
(Charged) credited to profit or loss	1	1
The Company | Land rights, intangible assets and others
TAXATION
Deferred tax assets	42	29
(Charged) credited to profit or loss	13	6
The Company | Other financial instruments
TAXATION
Deferred tax assets	73	76
(Charged) credited to profit or loss	Rp (3)	Rp 17
Subsidiaries
TAXATION
Applicable tax rate	22.00%	22.00%	22.00%
Telkomsel
TAXATION
(Charged) credited to profit or loss	Rp (45)	Rp 395
Deferred tax assets and liabilities	840	984
Telkomsel | Allowances for expected credit losses
TAXATION
Deferred tax assets	324	205
(Charged) credited to profit or loss	119	61
Telkomsel | Difference between accounting and tax bases of property and equipment
TAXATION
Deferred tax assets		62
Deferred tax liabilities	(71)
(Charged) credited to profit or loss	(133)	122
Telkomsel | Fair value measurement of financial instruments
TAXATION
Deferred tax liabilities	(8)
(Charged) credited to profit or loss	(8)	7
Telkomsel | Provision for employee benefits
TAXATION
Deferred tax assets	1,445	1,385
(Charged) credited to profit or loss	160	168
Telkomsel | Leases
TAXATION
Deferred tax liabilities	(998)	(976)
(Charged) credited to profit or loss	(23)	(201)
Telkomsel | License amortization
TAXATION
Deferred tax liabilities	(174)	(171)
(Charged) credited to profit or loss	(3)	(25)
Telkomsel | Contract cost
TAXATION
Deferred tax liabilities	(23)	(46)
(Charged) credited to profit or loss	23	5
Telkomsel | Other financial instruments
TAXATION
Deferred tax assets		125
Deferred tax liabilities	(25)
(Charged) credited to profit or loss	(150)	41
Telkomsel | Contract liabilities
TAXATION
Deferred tax assets	370	400
(Charged) credited to profit or loss	(30)	217
Subsidiaries - others
TAXATION
Deferred tax assets	680	704
(Charged) credited to profit or loss	(15)	(70)
Total deferred tax liabilities - net	(992)	(841)
(Charged) credited to profit or loss	Rp (130)	Rp 187